Bank Loans and Notes Payables - Additional Information (Detail) $ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2021 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MXN ($)	Jun. 30, 2023 MXN ($)
Disclosure of detailed information about borrowings [line items]
Increase in interest rate on the bonds	25.00%
Repayments of bonds, notes and debentures, net savings		$ 408,000,000
Argentine peso
Disclosure of detailed information about borrowings [line items]
Notional amount				$ 657		$ 73,000,000
7.87% Senior Notes, Maturity Date on Nov. 26, 2027
Disclosure of detailed information about borrowings [line items]
Notional amount				$ 8,500,000,000
Fixed interest rate				7.87%	7.87%
TIIE + 0.08% Debt Bonds Maturing on 2025
Disclosure of detailed information about borrowings [line items]
Notional amount				$ 1,727,000,000
Floating interest rate				0.08%	0.08%
7.35% Debt Bonds Maturing in 2028
Disclosure of detailed information about borrowings [line items]
Notional amount				$ 3,000,000,000
Fixed interest rate				7.35%	7.35%
7.36% Debt Bonds Maturing 2028
Disclosure of detailed information about borrowings [line items]
Notional amount				$ 6,965,000,000
Fixed interest rate				7.36%	7.36%
SLB TIIE + 0.05% Debt Bonds Maturing on 2026
Disclosure of detailed information about borrowings [line items]
Notional amount				$ 2,435,000,000
Floating interest rate				0.05%	0.05%
TIIE + 0.05% Debt Bonds Maturing on 2026
Disclosure of detailed information about borrowings [line items]
Notional amount				$ 500,000,000
Floating interest rate				0.05%	0.05%
9.95% Debt Bonds Maturing in 2029
Disclosure of detailed information about borrowings [line items]
Notional amount				$ 5,500,000,000
Fixed interest rate				9.95%	9.95%
2.75 Senior Notes, Maturity Date on January 22, 2030
Disclosure of detailed information about borrowings [line items]
Notional amount					$ 1,041
Fixed interest rate				2.75%	2.75%
Repayment of bonds			$ 209
1.85% Senior Notes, Maturity Date on September 1, 2032
Disclosure of detailed information about borrowings [line items]
Notional amount					$ 705
Fixed interest rate				1.85%	1.85%
5.25% Senior Notes, Maturity Date on Nov. 26, 2043
Disclosure of detailed information about borrowings [line items]
Notional amount					$ 489
Fixed interest rate				5.25%	5.25%
Repayment of bonds			$ 111
Sustainability-Linked Bond (SLB)
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 9,400,000,000	$ 6,000,000,000
5.46% Senior Notes, Maturity Date on May 12, 2023
Disclosure of detailed information about borrowings [line items]
Notional amount							$ 7,500,000,000
Fixed interest rate							5.46%